Shareholder Fees {- Fidelity® International Discovery Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity International Discovery Fund K PRO-07 | Fidelity® International Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none